STOCK-BASED COMPENSATION - Nonvested Restricted and Performance Stock Unit Activity (Details)	12 Months Ended
Dec. 31, 2024 shares
Restricted Stock Units
Shares
Outstanding beginning of the year (in shares)	27
Granted (in shares)	58
Vested (in shares)	(33)
Forfeited (in shares)	(6)
Outstanding end of the year (in shares)	46
Performance Stock Units
Shares
Outstanding beginning of the year (in shares)	15
Granted (in shares)	1
Vested (in shares)	0
Forfeited (in shares)	(12)
Outstanding end of the year (in shares)	4